Film and Television Costs and Advances (Tables)	12 Months Ended
Sep. 29, 2018
Disclosure Film And Television Costs [Abstract]
Film and Television Costs and Advances
Film and television costs and advances are as follows:

	September 29, 2018	September 30, 2017
Theatrical film costs
Released, less amortization	$1,911	$1,658
Completed, not released	397	—
In-process	2,974	3,200
In development or pre-production	173	306
	5,455	5,164
Television costs
Released, less amortization	1,301	1,152
Completed, not released	462	472
In-process	420	364
In development or pre-production	2	53
	2,185	2,041
Television programming rights and advances	1,562	1,554
	9,202	8,759
Less current portion	1,314	1,278
Non-current portion	$7,888	$7,481